Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options

A summary of the share options activities for the year ended December 31, 2025 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2025	29,809,324	0.29	5.25	112,256,569
Granted	3,324,000	0.25
Exercised	(3,267,940)	0.29
Forfeited	(57,000)	0.68
Outstanding as of December 31, 2025	29,808,384	0.29	3.77	198,265,061
Vested and expect to vest as of December 31, 2025	29,808,384	0.29	3.77	198,265,061
Exercisable as of December 31, 2025	22,408,508	0.29	4.24	145,053,338

Summary of Stock Option Pricing Model Assumption

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2023	2024	2025
Risk-free rate of return (per annum)	3.93%-4.49%	3.99%-4.59%	4.12%-4.22%
Volatility	60.42%-62.36%	61.73%-62.50%	59.61%-61.24%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	4.26-5.91	4.15-4.16	5.33-8.95
Expected term	10	10	10

Summary of Recognized Share-Based Compensation Expenses

Total recognized share-based compensation expenses for the years ended December 31, 2023, 2024 and 2025, were allocated to following expense items:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Cost of revenues	4,061,122	7,220,748	4,857,684
Selling and marketing expenses	3,210,434	1,822,939	617,565
General and administrative expenses	9,539,356	5,005,853	4,601,123
Technology and product development expenses	1,118,930	642,197	240,211
Total share-based compensation expenses	17,929,842	14,691,737	10,316,583